BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key officers [Member]
Disclosure of transactions between related parties [line items]
Receivables
Other payables	477	439	468
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Receivables	539	89	337
Other payables